Operating expenses, Valuation of Stock Compensation (Details)	1 Months Ended
	Jan. 31, 2025 shares $ / shares	Jan. 31, 2024 shares $ / shares
January 2025 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)	300,000
Number of restricted stock vesting in one year (in shares)	67,500
Number of restricted stock vesting in two years (in shares)	67,500
Number of restricted stock vesting in three years (in shares)	67,500
Number of restricted stock, vesting subject to certain market conditions (in shares)	97,500
January 2025 [Member] | Management [Member] | Vesting Price One [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)	48,750
Number of shares vested, fair value (in dollars per share) | $ / shares	$ 9.33
January 2025 [Member] | Management [Member] | Vesting Price Two [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)	48,750
Number of shares vested, fair value (in dollars per share) | $ / shares	$ 9.12
January 2025 [Member] | Board of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)	150,000
January 2024 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)		300,000
Number of restricted stock vesting in one year (in shares)		67,500
Number of restricted stock vesting in two years (in shares)		67,500
Number of restricted stock vesting in three years (in shares)		67,500
Number of restricted stock, vesting subject to certain market conditions (in shares)		97,500
January 2024 [Member] | Management [Member] | Vesting Price One [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)		48,750
Number of shares vested, fair value (in dollars per share) | $ / shares		$ 8.04
January 2024 [Member] | Management [Member] | Vesting Price Two [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)		48,750
Number of shares vested, fair value (in dollars per share) | $ / shares		$ 10.94
January 2024 [Member] | Board of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)		125,000